Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Currency and interest rate swap contracts under cash flow hedge accounting

(1) Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2017 are as follows:

(In millions of won and thousands of foreign currencies)
Borrowing date	Hedging Instrument(Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027

Nov. 1, 2012	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 700,000)	Foreign currency risk	Standard Chartered and eight other banks	Nov. 1, 2012~ May. 1, 2018

Mar. 7, 2013	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk and interest rate risk	DBS bank	Mar. 7, 2013 ~ Mar. 7, 2020

Oct. 29, 2013	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Korea Development Bank and others	Oct. 29, 2013 ~ Oct. 26, 2018

Dec. 16, 2013	Fixed-to-fixed cross currency swap (U.S. dollar borrowing amounting to USD 51,775)	Foreign currency risk	Deutsche bank	Dec. 16, 2013 ~ Apr. 29, 2022

Dec. 20, 2016	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 49,000)	Interest rate risk	Korea Development Bank	Dec. 20, 2016~ Dec. 20, 2021

Jan. 30, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 28,583)	Interest rate risk	Korea Development Bank	Nov. 10, 2016~ Jul. 30, 2019

Mar. 31, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 30,000)	Interest rate risk	Korea Development Bank	Mar. 31, 2017- Mar. 31, 2020

Dec. 21, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 50,000)	Interest rate risk	Korea Development Bank	Dec. 5, 2017- Dec. 21, 2022

Details of fair values of the above derivatives recorded in assets or liabilities
(2)	As of December 31, 2017, details of fair values of the above derivatives recorded in assets or liabilities are as follows:

(In millions of won and thousands of foreign currencies)
Hedging instrument(Hedged item)	Cash flow hedge		Held for trading	Embedded derivatives	Fair value
Non-current assets:
Redeemable convertible preferred shares issued by Bluehole INC.	￦	—	—	222,257		222,257
Structured bond(face value of KRW 50,000)		—	9,054	—		9,054
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)		21,554	—	—		21,554
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 49,000)		307	—	—		307
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 28,583)		43	—	—		43
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 50,000)		(2)	—	—		(2)

Total assets					￦	253,213

Current liabilities:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 700,000)	￦	(27,791)	—	—		(27,791)
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)		(615)	—	—		(615)
Non-current liabilities:
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)		(7,613)	—	—		(7,613)
Fixed-to-fixed long-term borrowings (U.S. dollar borrowing amounting to USD 51,775)		(3,106)	—	—		(3,106)
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 30,000)		(345)	—	—		(345)

Total liabilities					￦	(39,470)